CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (DIRECTV Class B Common Shares, USD $)(Malone Transaction) In Millions, unless otherwise specified	1 Months Ended
	Jun. 30, 2010	Apr. 30, 2010
Exchange inducement value, Malone Transaction	$ 160	$ 160